PROPERTY AND EQUIPMENT, ASSETS HELD FOR SALE AND OEM COST RECOVERIES OEM, Cost Recoveries (Details) - OEM Cost recoveries $ in Millions	3 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Oct. 31, 2019 USD ($) Aircraft	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Property and. Equipment [Abstract]
Original equipment manufacturer recoveries sought					$ 136.0
Original equipment manufacturer amount received	$ 11.0	$ 11.0	$ 0.0	$ 1.3	125.0
Depreciation expense					94.5
Offset amount, expense				7.9	16.6
Deferred OEM cost recovery				6.0	$ 13.9
Number of aircrafts returned | Aircraft		4
Offset amount direct cost				7.6
Rent Expense
Property and. Equipment [Abstract]
Offset amount, expense				7.9
Direct cost
Property and. Equipment [Abstract]
Offset amount direct cost				$ (2.1)